THE TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL                                                           YIELD TO
    AMOUNT                                               MATURITY    MATURITY/
(IN THOUSANDS)           SECURITY DESCRIPTION              DATE        COUPON       VALUE
--------------  ---------------------------------------  ---------  -------------------------
U. S. TREASURY OBLIGATIONS (67.7%)
      $ 56,692  United States Treasury Bills
                                                         12/14/95   5.195-5.240% $  56,340,041
        50,638  United States Treasury Bills
                                                         03/21/96         5.285    49,589,815
        30,000  United States Treasury Bills
                                                         01/11/96         5.300    29,686,121
        25,000  United States Treasury Bills
                                                         01/25/96         5.380    24,682,431
        10,000  United States Treasury Bills
                                                         04/18/96         5.500     9,751,194
        10,000  United States Treasury Bills
                                                         03/28/96         5.400     9,778,000
        10,000  United States Treasury Strip (Principal
                Only)
                                                         02/15/96         6.166     9,828,287
        12,000  United States Treasury Notes
                                                         04/15/96         9.375    12,197,914
         8,300  United States Treasury Notes
                                                         02/29/96         7.500     8,349,224
         5,000  United States Treasury Notes
                                                         05/15/96         7.375     5,040,941
                                                                                -------------
                Total U.S. Treasury Obligations (amortized cost $215,243,968)
                                                                                  215,243,968
                                                                                -------------

REPURCHASE AGREEMENT (32.2%)
                Goldman Sachs Repurchase Agreement dated 10/31/95
                due 11/01/95, proceeds $102,414,725
                (collateralized by
                $40,955,000 U.S. Treasury Notes 6.000%, due
                12/31/97
       102,398  valued at $42,064,033; $41,123,000 U.S. Treasury
                Bonds
                8.875%-14.000%, due 11/15/11-02/15/19 valued
                at $62,382,998) (Cost $102,398,000)                       5.880   102,398,000
                                                                                -------------
                TOTAL INVESTMENTS (COST $317,641,968) (99.9%)
                                                                                  317,641,968
                OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)
                                                                                      237,486
                                                                                -------------
                NET ASSETS (100.0%)                                             $ 317,879,454
                                                                                -------------
                                                                                -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value                                      $215,243,968
Repurchase Agreement at Cost and Value                                        102,398,000
Cash                                                                                  396
Interest Receivable                                                               345,356
Deferred Organization Expenses                                                     12,064
Prepaid Expenses                                                                    3,306
                                                                             ------------
    Total Assets                                                              318,003,090
                                                                             ------------

LIABILITIES
Advisory Fee Payable                                                               74,001
Custody Fee Payable                                                                22,360
Fund Services Fee Payable                                                           1,996
Administration Fee Payable                                                          1,510
Accrued Expenses                                                                   23,769
                                                                             ------------
    Total Liabilities                                                             123,636
                                                                             ------------

NET ASSETS
Applicable to Investors' Beneficial Interests                                $317,879,454
                                                                             ------------
                                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
                                                                             $14,170,239
Interest

EXPENSES
Advisory Fee                                                        $ 492,941
Custodian Fees and Expenses                                            46,884
Professional Fees                                                      32,540
Fund Services Fee                                                      22,791
Administration Fee                                                     17,480
Trustees' Fees and Expenses                                             5,548
Amortization of Organization Expenses                                   5,538
Miscellaneous                                                          15,399
                                                                    ---------
    Total Expenses                                                    639,121
LESS: REIMBURSEMENT OF EXPENSES                                      (146,180)
                                                                    ---------

                                                                                (492,941)
NET EXPENSES
                                                                             -----------
                                                                              13,677,298
NET INVESTMENT INCOME

                                                                                 103,233
NET REALIZED GAIN ON INVESTMENTS
                                                                             -----------
                                                                             $13,780,531
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                             -----------
                                                                             -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            FOR THE FISCAL
                                        FOR THE FISCAL        YEAR ENDED
                                          YEAR ENDED         OCTOBER 31,
                                       OCTOBER 31, 1995          1994
                                       ----------------     --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                  $    13,677,298      $   6,192,242
Net Realized Gain (Loss) on
 Investments                                   103,233             (6,960)
                                       ----------------     --------------
Net Increase in Net Assets
 Resulting from Operations                  13,780,531          6,185,282
                                       ----------------     --------------

TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS
Contributions                            1,512,814,744        717,721,291
Withdrawals                             (1,408,013,342)      (633,408,231)
                                       ----------------     --------------
Net Increase from Investors'
 Transactions                              104,801,402         84,313,060
                                       ----------------     --------------
Total Increase in Net Assets               118,581,933         90,498,342

NET ASSETS
Beginning of Fiscal Year                   199,297,521        108,799,179
                                       ----------------     --------------
End of Fiscal Year                     $   317,879,454      $ 199,297,521
                                       ----------------     --------------
                                       ----------------     --------------

--------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------

                                                                          FOR THE PERIOD
                                                                         JANUARY 4, 1993
                                 FOR THE FISCAL YEAR ENDED               (COMMENCEMENT OF
                           --------------------------------------         OPERATIONS) TO
                           OCTOBER 31, 1995      OCTOBER 31, 1994        OCTOBER 31, 1993
                           ----------------      ----------------        ----------------
RATIOS TO AVERAGE NET
 ASSETS
  Expenses                            0.20%                 0.22%                0.26%(a)
  Net Investment Income               5.55%                 3.65%                2.75%(a)
  Decrease Reflected in
  Expense Ratio due to
    Expense
  Reimbursements                      0.06%                 0.05%                0.07%(a)

------------------------
(a) Annualized

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Treasury Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on January 4, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The following is a summary of the significant accounting policies of the
Portfolio:

    a)Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b)Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

    d)The Portfolio incurred organization expenses in the amount of $27,491. These costs were deferred and are being amortized on a straight-line basis over a five year period from the commencement of operations.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended October 31, 1995, this fee amounted to $492,941.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

    b)The Portfolio has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Exclusive Placement Agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the fiscal year ended October 31, 1995, Signature's fee for these services amounted to $17,480.

    c)During the period November 1, 1994, through August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan may receive a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, amortization of organization expenses and brokerage costs, at 0.03% of the Portfolio's average daily net assets. For the period November 1, 1994, through August 31, 1995, Morgan agreed to reimburse the Fund $430 for expenses that exceeded this limit. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Portfolio and Morgan, which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services. In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio through October 31, 1996. For the fiscal year ended October 31, 1995, Morgan has agreed to reimburse the Portfolio $145,750 for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $22,791 for the fiscal year ended October 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolios allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,900.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Treasury Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Treasury Money Market Portfolio (the "Portfolio") at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the two years in the period then ended and for the period January 4, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 15, 1995